Related Party Short-Term Loans	12 Months Ended
Dec. 31, 2023
Related Party Short-Term Loans [Abstract]
Related party short-term Loans

Note 5

Related party short-term Loans

On November 15, 2023, the Company entered into a series of short term loan agreements (the “Short Term Loan Agreements”) with certain existing shareholders of the Company, including Ronald Hafner, the Company’s Chairman of the Board of Directors, Felix Grisard, Jürgen Bauer and Maria Nayvalt, providing for unsecured loans to the Company in the aggregate amount of CHF 875,000.00 (approximately $1,000,000). The loans bear interest at a rate of 10% per annum and mature on the earlier of June 30, 2024, or a liquidity event with a strategic partner. In addition, the Company and Mr. Hafner agreed to extend the maturity of the previous short term loan of CHF 500,000 that Mr. Hafner extended to the Company on September 28, 2023, such that it now expires on June 30, 2024.

On March 18, 2024, the Company entered into an addendum to the Short Term Loan Agreement with the Short Term Lender, or the Short Term Loan Addendum, and a series of addendums to the Short Term Loan Agreements with the Short Term Lenders, or the Short Term Loan Addendums each providing for an extension of the maturity date under the Loan Agreements to December 31, 2024.